Note 12 - Income Taxes (Details) - Deferred Tax Assets and Deferred Tax Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowances for loan and real estate losses	$ 3,984	$ 5,486
Deferred compensation costs	205	233
Deferred ESOP loan asset	711	706
Nonaccruing loan interest	627	558
Federal net operating loss carryforward	1,730	3,983
State net operating loss carryforward	2,448	2,802
Alternative minimum tax credit carryforward	716	700
Capitalized other real estate owned expenses	851	1,284
Net unrealized loss on securities available for sale	276	291
Other	237	340
Total gross deferred tax assets	11,785	16,383
Deferred tax liabilities:
Deferred loan fees and costs	250	284
Premises and equipment basis difference	141	132
Originated mortgage servicing rights	597	677
Other	267	179
Total gross deferred tax liabilities	1,255	1,272
Net deferred tax assets	$ 10,530	$ 15,111